Other revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Revenues
Noncontrolling interests without SEI	336	701	737
Loans held-for-sale	(37)	(4)	(84)
Long-lived assets held-for-sale	458	(40)	(176)
Equity method investments	150	141	209
Other investments	749	457	170
Other	892	565	573
Other revenues	2,548	1,820	1,429
Bank
Other Revenues
Noncontrolling interests without SEI	333	794	723
Loans held-for-sale	(37)	(4)	(84)
Long-lived assets held-for-sale	456	(43)	(182)
Equity method investments	136	137	193
Other investments	752	330	120
Other	850	545	540
Other revenues	2,490	1,759	1,310